Principal Difference Between Income Taxes Computed at German Statutory Rate and Effective Tax Rate (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at the German statutory rate		$ 19,280	$ (675,866)
Increase in allowances on deferred tax assets		(37,210)	666,417
Nondeductible expenses		17,930	9,444
Other			(17)
Total income tax expense (benefit)	$ (18)		$ (22)